ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2023
ORGANIZATION [Abstract]
Significant Subsidiaries of Company and its Consolidated Variable Interest Entities
(a)	As of December 31, 2023, significant subsidiaries of the Company include the following entities:

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct ownership by the Company		Principal activities
			2022	2023

Garena Online Private Limited (“Garena Online”)	May 8, 2009	Singapore	100	100	Game operations and software development

Shopee Limited	January 16, 2015	Cayman Islands	100	100	Investment holding company

Shopee Singapore Private Limited	February 5, 2015	Singapore	100	100	Online platform

PT Shopee International Indonesia	August 5, 2015	Indonesia	100	100	Online platform

Sea Services Limited (formerly known as Sea Capital Limited)	January 30, 2020	Cayman Islands	100	100	Investment holding company

Sea Services Holdings Limited (formerly known as SEA Capital C1 Holdings Limited)	June 30, 2021	Cayman Islands	100	100	Investment holding company

Financial Information of VIEs
The following tables represent the financial information of the VIEs whom the Company does not have majority voting interest as of December 31, 2022 and 2023 and for the years ended December 31, 2021, 2022 and 2023 before eliminating the intercompany balances and transactions between the VIEs and other entities within the group:

	As of December 31,
	2022	2023
	$	$
ASSETS
Current assets
Cash and cash equivalents	79,922	63,187
Loans receivable, net	–	148,246
Amounts due from intercompanies(1)	153,070	241,740
Others	85,787	123,046
Total current assets	318,779	576,219

Non-current assets
Property and equipment, net	86,229	123,094
Long-term investments	14,500	1,475
Deferred tax assets	40,561	35,280
Others	18,059	27,174
Total non-current assets	159,349	187,023
Total assets	478,128	763,242

	As of December 31,
	2022	2023
	$	$

LIABILITIES
Current liabilities
Accrued expenses and other payables	110,526	128,917
Deferred revenue	192,243	169,059
Amounts due to intercompanies(1)	88,639	230,884
Others	12,658	15,864
Total current liabilities	404,066	544,724

Non-current liabilities
Deferred revenue	23,886	16,658
Amounts due to intercompanies(1)	83,958	61,165
Borrowings	–	119,323
Others	4,579	19,529
Total non-current liabilities	112,423	216,675
Total liabilities	516,489	761,399

(1)
Amounts due from or to intercompanies consist of intercompany receivables or payables to the other companies within the group arising from intercompany transactions, and funds advanced for working capital purpose.

	Year ended December 31,
	2021	2022	2023
	$	$	$
Revenue
- Third-party customers	690,383	722,607	551,978
- Intercompanies	195,639	176,072	248,637
Net income	22,390	20,425	40,776

	Year ended December 31,
	2021	2022	2023
	$	$	$
Net cash generated from (used in) operating activities	61,875	22,449	(21,369)
Net cash used in investing activities	(14,847)	(89,160)	(189,617)
Net cash generated from financing activities	15,030	44,442	232,420